Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Inventories [Abstract]
Disclosure of inventories [Table text block]	Philips Group Inventories in millions of EUR 2016 - 2017
	2016	2017
Raw materials and supplies	1,040	715
Work in process	446	358
Finished goods	1,906	1,280
Inventories	3,392	2,353